Basic and Diluted Net Income (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Earnings Per Share [Abstract]
Schedule of Potential Anti-Dilutive Securities

The following potentially dilutive securities were not included in the calculation of diluted net loss per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented:

	Six Months Ended
	September 30,
	2019	2018
Common stock warrants	6,143,405	6,143,405
Common stock options	2,353,115	1,394,972
Restricted shares	335,000	-
Total	8,831,520	7,538,377

The following potentially dilutive securities were not included in the calculation of diluted net income (loss) per share attributable to common stockholders because their effect would have been anti-dilutive for the periods presented:

	Year Ended March 31, 2019	Three Months Ended March 31, 2018	Year Ended December 31, 2017

Common stock warrants	6,143,405	6,089,259	3,843,603
Common stock options	2,375,812	510,904	548,183
Restricted shares	340,000	-	-

Total	8,859,217	6,660,163	4,391,786